Fair Value Measurements - Fair Value Level 3 Roll Forward (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022
Assets
Assets, beginning balance	$ 1,025	$ 878	$ 1,342
Assets, gain (loss) included in net income	17	(19)
Assets, gain (loss) included in OCI	(4)	(3)
Assets, purchases	599	292
Assets, settlements	(177)	(97)
Assets, sales	(35)	(28)
Assets, Transfers into level 3	5	57
Assets, Transfers out of level 3	(88)	(55)
Assets, ending balance	1,342	1,025
(Liabilities)
Liability, beginning balance	(160)	(420)	(763)
Liability, gain (loss) included in net income	182	467
Liability, gain (loss) included in OCI	0	0
Liability, purchases	(656)	12
Liability, settlements	(129)	(219)
Liability, ending balance	(763)	(160)
Level 3
Assets
Assets, beginning balance			1,154
Assets, gain (loss) included in net income			57
Assets, gain (loss) included in OCI			(74)
Assets, purchases			1,789
Assets, settlements			(620)
Assets, sales			(52)
Assets, Transfers into level 3			20
Assets, Transfers out of level 3			(274)
Assets, ending balance	1,154		2,000
(Liabilities)
Liability, beginning balance			(575)
Liability, gain (loss) included in net income			344
Liability, gain (loss) included in OCI			0
Liability, purchases			(50)
Liability, settlements			(10)
Liability, sales	0	0	0
Liability, transfer into Level 3	0	0	0
Liability, transfer out of Level 3	0	0	0
Liability, ending balance	(575)		(291)
Level 3 | Reinsurance recoverable for FIA options
Freestanding derivatives
Fair value, beginning balance			0
Gain (loss) included in net income			(22)
Gain (loss) included in OCI			0
Purchases			123
Settlements			(52)
Sales			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	0		49
Level 3 | Reinsurance recoverable for GMWB
Freestanding derivatives
Fair value, beginning balance	(6)	7	(8)
Gain (loss) included in net income	(8)	(19)
Gain (loss) included in OCI	0	0
Purchases		0
Settlements	6	6
Sales	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair value, ending balance	(8)	(6)
Level 3 | Assets | Reinsurance recoverable for FIA embedded derivative
Freestanding derivatives
Fair value, beginning balance			0
Gain (loss) included in net income			0
Gain (loss) included in OCI			0
Purchases			288
Settlements			0
Sales			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	0		288
Level 3 | Assets | Reinsurance recoverable for GMWB
Freestanding derivatives
Fair value, beginning balance			(8)
Gain (loss) included in net income			(14)
Gain (loss) included in OCI			0
Purchases			0
Settlements			(109)
Sales			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	(8)		(131)
Level 3 | Liability | Reinsurance recoverable for FIA embedded derivative
Freestanding derivatives
Fair value, beginning balance	0		(655)
Gain (loss) included in net income	0		256
Gain (loss) included in OCI	0		0
Purchases	(655)		(13)
Settlements	0		27
Sales	0		0
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Fair value, ending balance	(655)		(385)
Level 3 | Liability | Reinsurance recoverable for GMWB
Freestanding derivatives
Fair value, beginning balance			80
Gain (loss) included in net income			88
Gain (loss) included in OCI			0
Purchases			0
Settlements			(37)
Sales			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	80		131
Level 3 | Liability | Funds withheld liability
Freestanding derivatives
Fair value, beginning balance			0
Gain (loss) included in net income			0
Gain (loss) included in OCI			0
Purchases			(37)
Settlements			0
Sales			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	0		(37)
Level 3 | Liability
(Liabilities)
Liability, beginning balance	77	21	(575)
Liability, gain (loss) included in net income	29	82	344
Liability, gain (loss) included in OCI	0	0	0
Liability, purchases	(655)	0	(13)
Liability, settlements	(26)	(26)	(10)
Liability, sales	0	0	0
Liability, transfer into Level 3	0	0	0
Liability, transfer out of Level 3	0	0	0
Liability, ending balance	(575)	77	(254)
Level 3 | GMWB embedded derivative
(Liabilities)
Liability, beginning balance	77	21	80
Liability, gain (loss) included in net income	29	82
Liability, gain (loss) included in OCI	0	0
Liability, purchases	0	0
Liability, settlements	(26)	(26)
Liability, sales	0	0
Liability, transfer into Level 3	0	0
Liability, transfer out of Level 3	0	0
Liability, ending balance	80	77
Level 3 | Fixed maturities, AFS
Assets
Assets, beginning balance	967	795	1,175
Assets, gain (loss) included in net income	3	0	(2)
Assets, gain (loss) included in OCI	(4)	(3)	(74)
Assets, purchases	444	287	359
Assets, settlements	(124)	(93)	(257)
Assets, sales	(30)	(24)	(29)
Assets, Transfers into level 3	1	55	20
Assets, Transfers out of level 3	(82)	(50)	(124)
Assets, ending balance	1,175	967	1,068
Level 3 | Fixed Maturities, FVO
Assets
Assets, beginning balance			0
Assets, gain (loss) included in net income			(21)
Assets, gain (loss) included in OCI			0
Assets, purchases			327
Assets, settlements			0
Assets, sales			0
Assets, Transfers into level 3			0
Assets, Transfers out of level 3			0
Assets, ending balance	0		306
Level 3 | Equity securities, at fair value
Assets
Assets, beginning balance	33	32	21
Assets, gain (loss) included in net income	20	0	6
Assets, gain (loss) included in OCI	0	0	0
Assets, purchases	0	1	8
Assets, settlements	(32)	0	(11)
Assets, sales	0	0	0
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	0	0	0
Assets, ending balance	21	33	24
Level 3 | Limited partnerships and other alternative investments
Assets
Assets, beginning balance			0
Assets, gain (loss) included in net income			16
Assets, gain (loss) included in OCI			0
Assets, purchases			42
Assets, settlements			0
Assets, sales			0
Assets, Transfers into level 3			0
Assets, Transfers out of level 3			0
Assets, ending balance	0		58
Level 3 | ABS | Fixed maturities, AFS
Assets
Assets, beginning balance	8	0	0
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	0	0	(2)
Assets, purchases	0	10	52
Assets, settlements	0	0	(6)
Assets, sales	0	0	0
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	(8)	(2)	(3)
Assets, ending balance	0	8	41
Level 3 | CLOs | Fixed maturities, AFS
Assets
Assets, beginning balance	248	259	159
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	0	0	(1)
Assets, purchases	34	50	80
Assets, settlements	(64)	(36)	(54)
Assets, sales	0	0	0
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	(59)	(25)	(75)
Assets, ending balance	159	248	109
Level 3 | CMBS | Fixed maturities, AFS
Assets
Assets, beginning balance	143	54	276
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	(2)	2	(26)
Assets, purchases	136	90	68
Assets, settlements	(1)	0	(34)
Assets, sales	0	0	0
Assets, Transfers into level 3	0	2	0
Assets, Transfers out of level 3	0	(5)	(7)
Assets, ending balance	276	143	277
Level 3 | Corporate | Fixed maturities, AFS
Assets
Assets, beginning balance	460	328	665
Assets, gain (loss) included in net income	3	0	(2)
Assets, gain (loss) included in OCI	(2)	(6)	(43)
Assets, purchases	245	132	132
Assets, settlements	(30)	(23)	(137)
Assets, sales	(11)	(9)	(10)
Assets, Transfers into level 3	0	53	20
Assets, Transfers out of level 3	0	(15)	(6)
Assets, ending balance	665	460	619
Level 3 | Foreign governments | Fixed maturities, AFS
Assets
Assets, beginning balance			0
Assets, gain (loss) included in net income			0
Assets, gain (loss) included in OCI			(1)
Assets, purchases			5
Assets, settlements			0
Assets, sales			0
Assets, Transfers into level 3			0
Assets, Transfers out of level 3			0
Assets, ending balance	0		4
Level 3 | Municipal | Fixed maturities, AFS
Assets
Assets, beginning balance	0		1
Assets, gain (loss) included in net income	0		0
Assets, gain (loss) included in OCI	0		0
Assets, purchases	0		0
Assets, settlements	0		0
Assets, sales	0		0
Assets, Transfers into level 3	1		0
Assets, Transfers out of level 3	0		0
Assets, ending balance	1		1
Level 3 | RMBS | Fixed maturities, AFS
Assets
Assets, beginning balance	108	154	74
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	0	1	(1)
Assets, purchases	29	5	22
Assets, settlements	(29)	(34)	(26)
Assets, sales	(19)	(15)	(19)
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	(15)	(3)	(33)
Assets, ending balance	74	108	17
Level 3 | Short-term investments
Assets
Assets, beginning balance	14	22	75
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	0	0	0
Assets, purchases	88	2	192
Assets, settlements	(27)	(10)	(80)
Assets, sales	0	0	0
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	0	0	(50)
Assets, ending balance	75	14	137
Level 3 | Derivative
Freestanding derivatives
Fair value, beginning balance			(188)
Gain (loss) included in net income			96
Gain (loss) included in OCI			0
Purchases			351
Settlements			(111)
Sales			0
Transfers into Level 3			0
Transfers out of Level 3			0
Fair value, ending balance	(188)		148
Level 3 | Derivative | Interest rate derivatives
Freestanding derivatives
Fair value, beginning balance	2	2	0
Gain (loss) included in net income	2	0	22
Gain (loss) included in OCI	0	0	0
Purchases	(4)	0	0
Settlements	0	0	(22)
Sales	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Fair value, ending balance	0	2	0
Level 3 | Derivative | Macro hedge program
Freestanding derivatives
Fair value, beginning balance	(237)	(441)	(188)
Gain (loss) included in net income	153	385	74
Gain (loss) included in OCI	0	0	0
Purchases	(1)	12	351
Settlements	(103)	(193)	(89)
Sales	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Fair value, ending balance	(188)	(237)	148
Level 3 | Separate account asset (liability)
Assets
Assets, beginning balance	15	20	79
Assets, gain (loss) included in net income	0	0	(2)
Assets, gain (loss) included in OCI	0	0	0
Assets, purchases	71	2	99
Assets, settlements	0	0	0
Assets, sales	(5)	(4)	(23)
Assets, Transfers into level 3	4	2	0
Assets, Transfers out of level 3	(6)	(5)	(100)
Assets, ending balance	$ 79	$ 15	$ 53